UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2006

Date of reporting period: November 30, 2005

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® GS $ INVESTOPTM CORPORATE BOND FUND

November 30, 2005

Security	Principal	Value
CORPORATE BONDS & NOTES – 98.16%
AEROSPACE & DEFENSE – 3.02%
United Technologies Corp.
4.38%, 05/01/10	$25,875,000	$25,365,030
4.88%, 05/01/15	23,625,000	23,364,771
5.40%, 05/01/35	24,750,000	24,081,997

		72,811,798
AUTO MANUFACTURERS – 1.98%
DaimlerChrysler N.A. Holding Corp.
4.88%, 06/15/10	23,625,000	23,038,368
6.50%, 11/15/13(1)	23,625,000	24,597,121

		47,635,489
BANKS – 11.77%
BAC Capital Trust VI
5.63%, 03/08/35	24,750,000	23,613,727
Bank of America Corp.
4.50%, 08/01/10	24,750,000	24,258,589
4.75%, 08/01/15	25,875,000	25,002,262
Fifth Third Bancorp
4.20%, 02/23/10	23,675,000	23,034,520
HSBC Bank USA Inc.
3.88%, 09/15/09	23,625,000	22,721,627
5.88%, 11/01/34(1)	23,625,000	23,355,911
US Bancorp
4.50%, 07/29/10	23,625,000	23,161,359
US Bank N.A.
4.95%, 10/30/14	23,625,000	23,260,395
Wachovia Corp.
3.63%, 02/17/09	23,625,000	22,740,527
5.25%, 08/01/14	23,625,000	23,513,348
Wells Fargo & Co.
4.20%, 01/15/10	25,875,000	25,144,419
Wells Fargo Bank N.A.
4.75%, 02/09/15	24,750,000	23,921,197

		283,727,881
BIOTECHNOLOGY – 0.99%
Amgen Inc.
4.00%, 11/18/09	24,750,000	23,978,047

		23,978,047
CHEMICALS – 0.95%
E.I. Du Pont de Nemours and Co.
4.13%, 04/30/10(1)	23,625,000	22,801,173

		22,801,173
COMPUTERS – 0.96%
International Business Machines Corp.
4.25%, 09/15/09	23,625,000	23,182,197

		23,182,197
COSMETICS & PERSONAL CARE – 2.00%
Procter & Gamble Co.
4.95%, 08/15/14	23,625,000	23,585,712
5.80%, 08/15/34	23,625,000	24,578,316

		48,164,028

DIVERSIFIED FINANCIAL SERVICES – 30.54%
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	23,625,000	23,124,622
5.30%, 10/30/15	23,625,000	23,394,774
Capital One Financial Corp.
5.50%, 06/01/15	23,625,000	23,362,526
Caterpillar Financial Services Corp.
4.50%, 06/15/09	23,625,000	23,271,972
CIT Group Inc.
4.25%, 02/01/10	24,750,000	23,927,830
5.00%, 02/01/15	23,625,000	22,799,826
Citigroup Inc.
4.13%, 02/22/10	23,625,000	22,871,575
5.00%, 09/15/14	24,750,000	24,312,544
5.85%, 12/11/34	23,625,000	23,930,802
Countrywide Home Loans Inc.
4.00%, 03/22/11	24,750,000	23,271,806
Credit Suisse First Boston
4.88%, 08/15/10	23,625,000	23,387,852
4.88%, 01/15/15	23,625,000	22,818,135
Ford Motor Credit Co.
8.63%, 11/01/10	23,625,000	23,093,437
General Electric Capital Corp.
4.13%, 09/01/09	24,750,000	24,086,749
5.00%, 02/01/13	23,625,000	23,493,338
6.75%, 03/15/32(1)	23,625,000	27,327,864
HSBC Finance Corp.
5.00%, 06/30/15	23,625,000	22,783,454
International Lease Finance Corp.
5.00%, 04/15/10	23,625,000	23,444,363
John Deere Capital Corp.
7.00%, 03/15/12	24,750,000	27,242,721
JP Morgan Chase & Co.
4.50%, 01/15/12	23,625,000	22,838,051
5.13%, 09/15/14	23,625,000	23,258,151
JP Morgan Chase Capital XV
5.88%, 03/15/35	24,750,000	23,706,886
Lehman Brothers Holdings Inc.
4.25%, 01/27/10	23,625,000	22,940,938
Merrill Lynch & Co. Inc.
4.25%, 02/08/10	23,625,000	22,923,078
5.00%, 01/15/15	23,625,000	23,137,096
Morgan Stanley
5.05%, 01/21/11	23,625,000	23,500,614
5.38%, 10/15/15	23,625,000	23,458,326
National Rural Utilities
5.75%, 08/28/09	23,625,000	24,233,863
Residential Capital Corp.
6.38%, 06/30/10	23,625,000	23,955,821
SLM Corp.
4.50%, 07/26/10	23,625,000	23,037,919
Sprint Capital Corp.
8.38%, 03/15/12	23,625,000	27,366,066

		736,302,999
ELECTRIC – 1.93%
Dominion Resources Inc.
5.15%, 07/15/15	23,625,000	22,785,887
5.95%, 06/15/35	24,750,000	23,794,353

		46,580,240
FOOD – 0.95%
Kraft Foods Inc.
4.13%, 11/12/09	23,625,000	22,814,993

		22,814,993

FOREST PRODUCTS & PAPER – 3.01%
International Paper Co.
4.00%, 04/01/10	23,625,000	22,137,027
Weyerhaeuser Co.
6.75%, 03/15/12	23,625,000	24,976,303
7.38%, 03/15/32	23,625,000	25,511,244

		72,624,574
HOUSEHOLD PRODUCTS & WARES – 0.95%
Clorox Co. (The)
4.20%, 01/15/10	23,625,000	22,881,214

		22,881,214
INSURANCE – 4.82%
American International Group Inc.
4.25%, 05/15/13(1)	24,750,000	23,309,154
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	23,625,000	22,926,976
Berkshire Hathaway Inc.
4.63%, 10/15/13	23,625,000	22,929,929
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	24,750,000	24,468,370
5.75%, 09/15/15	22,500,000	22,451,602

		116,086,031
LODGING – 0.98%
Harrah’s Operating Co. Inc.
5.50%, 07/01/10	23,625,000	23,551,786

		23,551,786
MEDIA – 5.71%
Comcast Corp.
4.95%, 06/15/16	24,750,000	23,261,980
5.45%, 11/15/10	23,625,000	23,698,545
5.65%, 06/15/35	23,625,000	21,482,000
COX Communications Inc.
4.63%, 01/15/10	23,625,000	22,807,882
5.45%, 12/15/14	23,625,000	22,972,572
News America Inc.
6.20%, 12/15/34	23,625,000	23,334,389

		137,557,368
OIL & GAS – 0.97%
ConocoPhillips
4.75%, 10/15/12	23,625,000	23,464,681

		23,464,681
OIL & GAS SERVICES – 1.00%
Halliburton Co.
5.50%, 10/15/10	23,625,000	24,069,953

		24,069,953
PHARMACEUTICALS – 1.92%
Merck & Co. Inc.
4.75%, 03/01/15	23,625,000	22,546,094
Wyeth
5.50%, 02/01/14	23,625,000	23,835,097

		46,381,191
PIPELINES – 2.05%
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	25,875,000	25,208,693
5.80%, 03/15/35	25,875,000	24,225,831

		49,434,524
REAL ESTATE – 1.88%
EOP Operating LP
4.65%, 10/01/10	23,625,000	22,907,580
4.75%, 03/15/14	23,625,000	22,333,091

		45,240,671

REAL ESTATE INVESTMENT TRUSTS – 0.98%
iStar Financial Inc.
5.15%, 03/01/12	24,750,000	23,706,194

		23,706,194
RETAIL – 3.79%
Home Depot Inc.
3.75%, 09/15/09	23,625,000	22,747,024
Wal-Mart Stores Inc.
4.13%, 02/15/11	23,625,000	22,717,587
4.50%, 07/01/15	23,625,000	22,521,642
5.25%, 09/01/35	24,750,000	23,402,264

		91,388,517
SAVINGS & LOANS – 2.93%
Washington Mutual Inc.
4.20%, 01/15/10	24,750,000	23,890,705
5.13%, 01/15/15	23,625,000	22,875,757
World Savings Bank
4.13%, 12/15/09	24,750,000	23,984,582

		70,751,044
SOFTWARE – 0.99%
First Data Corp.
4.50%, 06/15/10	24,750,000	23,916,767

		23,916,767
TELECOMMUNICATIONS – 10.05%
AT&T Wireless Services Inc.
8.13%, 05/01/12	24,750,000	28,507,247
BellSouth Corp.
4.20%, 09/15/09	24,750,000	24,011,089
5.20%, 09/15/14	23,625,000	23,267,365
6.55%, 06/15/34	23,625,000	24,650,916
SBC Communications Inc.
4.13%, 09/15/09	23,625,000	22,780,855
5.10%, 09/15/14	24,750,000	24,052,842
6.45%, 06/15/34	23,625,000	23,956,955
Verizon Global Funding Corp.
4.90%, 09/15/15	24,750,000	23,721,613
5.85%, 09/15/35	24,750,000	23,456,120
Verizon New Jersey Inc.
5.88%, 01/17/12	23,625,000	23,740,196

		242,145,198
UTILITIES – 1.04%
TXU Energy Co.
7.00%, 03/15/13	23,625,000	25,037,610

		25,037,610

TOTAL CORPORATE BONDS & NOTES (Cost: $2,420,658,026)		2,366,236,168

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.76%
CERTIFICATES OF DEPOSIT(2) – 0.05%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	26,294	26,294
Bank of Nova Scotia
4.02%, 01/03/06	21,035	21,035
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	47,329	47,329
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	210,351	210,352

Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	141,987	141,983
First Tennessee Bank
4.18%, 01/26/06	8,151	8,150
Fortis Bank NY
3.83% - 3.84%, 01/25/06	78,882	78,882
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	136,728	136,729
Nordea Bank PLC
4.03%, 10/02/06	31,553	31,547
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	78,882	78,872
Societe Generale
4.15%, 03/30/06	44,700	44,695
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	92,029	92,032
UBS AG
3.40%, 12/15/05	21,035	21,035
Unicredito Italiano SpA
3.80%, 06/14/06	68,364	68,351
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	95,184	95,184
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	78,882	78,883

		1,181,353
COMMERCIAL PAPER(2) – 0.11%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	52,588	51,863
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	42,070	42,041
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	39,441	39,441
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	25,514	25,378
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	178,799	177,924
CC USA Inc.
4.23%, 04/21/06	15,776	15,515
Charta LLC
4.25%, 01/26/06	39,441	39,180
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	62,448	62,159
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	193,523	192,133
Descartes Funding Trust
4.12%, 11/15/06(3)	23,665	23,665
Dorada Finance Inc.
3.76%, 01/26/06	5,259	5,228
Edison Asset Securitization LLC
4.37%, 05/08/06	26,294	25,790
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	159,669	159,553
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	52,396	52,144
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	136,728	136,278
Galaxy Funding Inc.
4.23%, 04/18/06	15,093	14,848
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	52,588	52,378
General Electric Capital Corp.
3.98%, 12/13/05	52,588	52,518
General Electric Co.
3.98%, 12/30/05	26,294	26,210
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	262,671	261,735
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	49,958	49,744

Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	152,505	151,533
HSBC PLC
3.88%, 02/03/06	15,776	15,668
Jupiter Securitization Corp.
4.23%, 01/24/06	18,406	18,289
Liberty Street Funding Corp.
4.23%, 01/04/06	21,035	20,951
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	109,909	109,689
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	42,070	41,897
Nordea North America Inc.
4.16%, 04/04/06	55,217	54,426
Park Avenue Receivables Corp.
4.03%, 12/08/05	48,036	47,998
Park Granada LLC
4.05%, 12/08/05	52,588	52,546
Park Sienna LLC
4.07%, 12/01/05	24,536	24,536
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	72,348	72,298
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	52,588	52,142
Sedna Finance Inc.
3.92%, 02/21/06	13,147	13,030
Sigma Finance Inc.
4.16%, 04/06/06	31,553	31,093
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	168,981	168,122
Sydney Capital Corp.
3.98%, 12/13/05	7,946	7,935
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	14,103	14,047
Three Pillars Funding Corp.
4.03%, 01/17/06	25,432	25,298
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	31,553	31,526
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	240,307	239,075
Variable Funding Capital Corp.
4.02%, 12/05/05	39,815	39,798

		2,737,622
LOAN PARTICIPATIONS(2) – 0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	26,294	26,294

		26,294
MEDIUM-TERM NOTES(2) – 0.00%
Dorada Finance Inc.
3.93%, 07/07/06(3)	16,302	16,301
K2 USA LLC
3.94%, 07/07/06(3)	31,553	31,552
US Bank N.A.
2.85%, 11/15/06	10,518	10,333

		58,186
REPURCHASE AGREEMENTS – 0.38%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $649,533 and effective yields of 4.03% to 4.05%.(2)(4)	649,460	649,460

Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $762,609 and an effective yield of 4.03%.(2)(4)	762,524	762,524
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $262,968 and an effective yield of 4.02%.(2)(4)	262,939	262,939
Investors Bank & Trust Tri-Party Repurchase Agreement, 3.69%, 12/1/05, maturity value $6,900,475 (collateralized by U.S. Government obligations, value $7,037,765, 0.00%, 11/15/18).	6,899,768	6,899,768
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $131,485 and an effective yield of 4.02%.(2)(4)	131,470	131,470
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $131,485 and an effective yield of 4.08%.(2)(5)	131,470	131,470
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $289,265 and effective yields of 4.02% to 4.10%.(2)(4)	289,233	289,233

		9,126,864
TIME DEPOSITS(2) – 0.03%
Deutsche Bank AG
4.04%, 12/01/05	201,898	201,898
KBC Groupe SA
4.05%, 12/01/05	157,764	157,764
Societe Generale
4.04%, 12/01/05	262,939	262,939

		622,601
VARIABLE & FLOATING RATE NOTES(2) – 0.19%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(3)	184,846	184,895
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	202,463	202,463
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	86,770	86,770
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	28,923	28,940
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(3)	170,911	170,998
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(3)	34,182	34,182
Bank of America N.A.
4.06%, 08/10/06	262,939	262,939
Bank of Ireland
4.13%, 11/17/06(3)	52,588	52,588
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(3)	130,944	130,938
BMW US Capital LLC
4.09%, 12/15/06(3)	52,588	52,588
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(3)	141,461	141,458
Commodore CDO Ltd.
3.91%, 06/13/06(3)	13,147	13,147
DEPFA Bank PLC
3.88%, 09/15/06	52,588	52,588
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(3)	83,615	83,617
Eli Lilly Services Inc.
4.06%, 09/01/06(3)	52,588	52,588
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	52,588	52,588

Fifth Third Bancorp
4.15%, 11/22/06(3)	105,176	105,176
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(3)	36,812	36,812
General Electric Capital Corp.
4.19%, 10/06/06	23,665	23,683
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	39,441	39,441
Hartford Life Global Funding Trust
4.11%, 12/15/06	52,588	52,588
HBOS Treasury Services PLC
4.01%, 07/24/06(3)	52,588	52,588
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	44,700	44,712
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(3)	152,505	152,499
Leafs LLC
4.16%, 01/20/06 - 02/21/06(3)	55,153	55,153
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(3)	178,799	178,809
Lothian Mortgages PLC
4.18%, 01/24/06(3)	26,294	26,294
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	81,511	81,525
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(3)	157,238	157,334
Mound Financing PLC
4.05%, 11/08/06(3)	105,176	105,176
Natexis Banques Populaires
4.10%, 10/16/06(3)	39,441	39,441
National City Bank (Ohio)
4.03%, 01/06/06	26,294	26,293
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(3)	194,575	194,585
Nordea Bank AB
4.10%, 08/11/06(3)	92,029	92,029
Northern Rock PLC
4.10%, 11/03/06(3)	63,105	63,108
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(3)	143,039	143,040
Pfizer Investment Capital PLC
4.08%, 12/15/06(3)	131,470	131,470
Principal Life Income Funding Trusts
4.29%, 05/10/06	39,441	39,442
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(3)	44,700	44,698
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(3)	163,548	163,546
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(3)	52,588	52,588
Societe Generale
4.06%, 11/24/06(3)	36,812	36,812
Strips III LLC
4.24%, 07/24/06(3)(6)	14,483	14,483
SunTrust Bank
4.19%, 04/28/06	78,882	78,882
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(3)	117,271	117,261
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	115,693	115,690
Union Hamilton Special Funding LLC
4.00%, 03/28/06	52,588	52,588
US Bank N.A.
4.14%, 09/29/06	23,665	23,659
Variable Funding Capital Corp.
4.07%, 02/16/06	92,029	92,029
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(3)	112,679	112,679

Wells Fargo & Co.
4.11%, 09/15/06(3)	26,294	26,296
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(3)	92,029	92,025
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(3)	107,805	107,803
Winston Funding Ltd.
4.26%, 01/23/06	37,548	37,548
World Savings Bank
4.04%, 03/09/06	78,882	78,881

		4,691,953

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,444,873)		18,444,873

TOTAL INVESTMENTS IN SECURITIES – 98.92% (Cost: $2,439,102,899)		2,384,681,041
Other Assets, Less Liabilities – 1.08%		25,921,062

NET ASSETS – 100.00%		$2,410,602,103

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(5)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

November 30, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.05%
U.S. Treasury Notes
2.25%, 02/15/07(1)	$378,780,000	$369,132,485
2.63%, 05/15/08	123,050,000	118,013,561
2.75%, 08/15/07(1)	461,170,000	448,723,036
3.00%, 12/31/06	180,295,000	177,568,938
3.00%, 11/15/07(1)	330,095,000	321,532,329
3.00%, 02/15/08(1)	347,215,000	337,041,600
3.13%, 05/15/07(1)	473,475,000	464,909,847
3.13%, 09/15/08(1)	121,980,000	117,897,329
3.13%, 10/15/08(1)	112,350,000	108,486,280
3.38%, 02/28/07(1)	402,855,000	397,662,195
3.63%, 06/30/07(1)	156,755,000	154,888,045
3.75%, 05/15/08(1)	502,900,000	495,321,277
4.00%, 09/30/07	131,075,000	130,123,398
4.13%, 08/15/08(1)	268,570,000	266,818,924
4.25%, 10/31/07	160,500,000	159,989,608
4.75%, 11/15/08	187,785,000	189,546,416

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,304,091,860)		4,257,655,268
SHORT-TERM INVESTMENTS – 45.28%
CERTIFICATES OF DEPOSIT(2) – 4.56%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	4,363,058	4,363,058
Bank of Nova Scotia
4.02%, 01/03/06	3,490,446	3,490,349
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	7,853,504	7,853,413
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	34,904,463	34,904,464
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	23,560,513	23,559,863
First Tennessee Bank
4.18%, 01/26/06	1,352,548	1,352,374
Fortis Bank NY
3.83% - 3.84%, 01/25/06	13,089,174	13,089,207
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	22,687,901	22,687,902
Nordea Bank PLC
4.03%, 10/02/06	5,235,670	5,234,643
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	13,089,174	13,087,502
Societe Generale
4.15%, 03/30/06	7,417,198	7,416,384
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	15,270,703	15,271,289
UBS AG
3.40%, 12/15/05	3,490,446	3,490,453
Unicredito Italiano SpA
3.80%, 06/14/06	11,343,951	11,341,802
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	15,794,270	15,794,207
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	13,089,174	13,089,320

		196,026,230

COMMERCIAL PAPER(2) – 10.57%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	8,726,116	8,605,846
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	6,980,893	6,976,011
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	6,544,587	6,544,587
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	4,233,650	4,211,067
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	29,668,794	29,523,691
CC USA Inc.
4.23%, 04/21/06	2,617,835	2,574,464
Charta LLC
4.25%, 01/26/06	6,544,587	6,501,320
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	10,362,263	10,314,235
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	32,112,106	31,881,531
Descartes Funding Trust
4.12%, 11/15/06(3)	3,926,752	3,926,752
Dorada Finance Inc.
3.76%, 01/26/06	872,612	867,508
Edison Asset Securitization LLC
4.37%, 05/08/06	4,363,058	4,279,377
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	26,494,495	26,475,319
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	8,694,266	8,652,551
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	22,687,901	22,613,076
Galaxy Funding Inc.
4.23%, 04/18/06	2,504,395	2,463,786
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	8,726,116	8,691,313
General Electric Capital Corp.
3.98%, 12/13/05	8,726,116	8,714,554
General Electric Co.
3.98%, 12/30/05	4,363,058	4,349,070
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	43,585,989	43,432,167
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	8,289,810	8,254,053
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	25,305,736	25,144,481
HSBC PLC
3.88%, 02/03/06	2,617,835	2,599,777
Jupiter Securitization Corp.
4.23%, 01/24/06	3,054,141	3,034,762
Liberty Street Funding Corp.
4.23%, 01/04/06	3,490,446	3,476,502
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	18,237,582	18,201,272
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	6,980,893	6,952,092
Nordea North America Inc.
4.16%, 04/04/06	9,162,422	9,031,134
Park Avenue Receivables Corp.
4.03%, 12/08/05	7,970,783	7,964,537
Park Granada LLC
4.05%, 12/08/05	8,726,116	8,719,244
Park Sienna LLC
4.07%, 12/01/05	4,071,431	4,071,431

Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	12,005,041	11,996,590
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	8,726,116	8,652,191
Sedna Finance Inc.
3.92%, 02/21/06	2,181,529	2,162,050
Sigma Finance Inc.
4.16%, 04/06/06	5,235,670	5,159,438
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	28,039,628	27,897,174
Sydney Capital Corp.
3.98%, 12/13/05	1,318,516	1,316,767
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	2,340,170	2,330,821
Three Pillars Funding Corp.
4.03%, 01/17/06	4,220,037	4,197,834
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	5,235,670	5,231,271
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	39,875,034	39,670,740
Variable Funding Capital Corp.
4.02%, 12/05/05	6,606,717	6,603,766

		454,266,152
LOAN PARTICIPATIONS(2) – 0.10%
Army & Air Force Exchange Service
4.24%, 02/01/06	4,363,058	4,363,058

		4,363,058
MEDIUM-TERM NOTES(2) – 0.23%
Dorada Finance Inc.
3.93%, 07/07/06(3)	2,705,096	2,704,934
K2 USA LLC
3.94%, 07/07/06(3)	5,235,670	5,235,513
US Bank N.A.
2.85%, 11/15/06	1,745,223	1,714,517

		9,654,964
REPURCHASE AGREEMENTS – 9.31%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $107,779,606 and effective yields of 4.03% to 4.05%.(2)(4)	107,767,531	107,767,531
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $126,542,844 and an effective yield of 4.03%.(2)(4)	126,528,680	126,528,680
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $43,635,451 and an effective yield of 4.02%.(2)(4)	43,630,579	43,630,579
Investors Bank & Trust Tri-Party Repurchase Agreement, 3.69%, 12/1/05, maturity value $30,768,495 (collateralized by U.S. Government obligations, value $31,380,649, 0.00%, 2/15/19).	30,765,341	30,765,341
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $21,817,726 and an effective yield of 4.02%.(2)(4)	21,815,290	21,815,290
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $21,817,762 and an effective yield of 4.08%.(2)(5)	21,815,290	21,815,290
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $47,999,016 and effective yields of 4.02% to 4.10%.(2)(4)	47,993,637	47,993,637

		400,316,348

TIME DEPOSITS(2) – 2.40%
Deutsche Bank AG
4.04%, 12/01/05	33,501,740	33,501,740
KBC Groupe SA
4.05%, 12/01/05	26,178,348	26,178,348
Societe Generale
4.04%, 12/01/05	43,630,579	43,630,579

		103,310,667
VARIABLE & FLOATING RATE NOTES(2) – 18.11%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(3)	30,672,297	30,680,457
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	33,595,546	33,595,367
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	14,398,091	14,398,091
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	4,799,364	4,802,038
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(3)	28,359,877	28,374,391
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(3)	5,671,975	5,671,975
Bank of America N.A.
4.06%, 08/10/06	43,630,579	43,630,579
Bank of Ireland
4.13%, 11/17/06(3)	8,726,116	8,726,116
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(3)	21,728,028	21,726,976
BMW US Capital LLC
4.09%, 12/15/06(3)	8,726,116	8,726,116
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(3)	23,473,252	23,472,607
Commodore CDO Ltd.
3.91%, 06/13/06(3)	2,181,529	2,181,529
DEPFA Bank PLC
3.88%, 09/15/06	8,726,116	8,726,116
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(3)	13,874,524	13,874,909
Eli Lilly Services Inc.
4.06%, 09/01/06(3)	8,726,116	8,726,116
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	8,726,116	8,726,058
Fifth Third Bancorp
4.15%, 11/22/06(3)	17,452,232	17,452,232
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(3)	6,108,281	6,108,318
General Electric Capital Corp.
4.19%, 10/06/06	3,926,752	3,929,789
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	6,544,587	6,544,587
Hartford Life Global Funding Trust
4.11%, 12/15/06	8,726,116	8,726,116
HBOS Treasury Services PLC
4.01%, 07/24/06(3)	8,726,116	8,726,116
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	7,417,198	7,419,283
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(3)	25,305,736	25,304,740
Leafs LLC
4.16%, 01/20/06 - 02/21/06(3)	9,151,726	9,151,726
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(3)	29,668,794	29,670,518

Lothian Mortgages PLC
4.18%, 01/24/06(3)	4,363,058	4,363,058
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	13,525,480	13,527,816
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(3)	26,091,086	26,107,104
Mound Financing PLC
4.05%, 11/08/06(3)	17,452,232	17,452,232
Natexis Banques Populaires
4.10%, 10/16/06(3)	6,544,587	6,544,587
National City Bank (Ohio)
4.03%, 01/06/06	4,363,058	4,362,928
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(3)	32,286,629	32,288,259
Nordea Bank AB
4.10%, 08/11/06(3)	15,270,703	15,270,703
Northern Rock PLC
4.10%, 11/03/06(3)	10,471,339	10,471,732
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(3)	23,735,035	23,735,042
Pfizer Investment Capital PLC
4.08%, 12/15/06(3)	21,815,290	21,815,290
Principal Life Income Funding Trusts
4.29%, 05/10/06	6,544,587	6,544,725
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(3)	7,417,198	7,417,072
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(3)	27,138,220	27,137,799
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(3)	8,726,116	8,726,116
Societe Generale
4.06%, 11/24/06(3)	6,108,281	6,108,281
Strips III LLC
4.24%, 07/24/06(3)(6)	2,403,148	2,403,148
SunTrust Bank
4.19%, 04/28/06	13,089,174	13,089,174
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(3)	19,459,238	19,457,671
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	19,197,455	19,197,040
Union Hamilton Special Funding LLC
4.00%, 03/28/06	8,726,116	8,726,116
US Bank N.A.
4.14%, 09/29/06	3,926,752	3,925,900
Variable Funding Capital Corp.
4.07%, 02/16/06	15,270,703	15,270,703
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(3)	18,697,272	18,697,271
Wells Fargo & Co.
4.11%, 09/15/06(3)	4,363,058	4,363,388
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(3)	15,270,703	15,269,942
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(3)	17,888,537	17,888,254
Winston Funding Ltd.
4.26%, 01/23/06	6,230,447	6,230,447
World Savings Bank
4.04%, 03/09/06	13,089,174	13,088,981

		778,553,645

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,946,491,064)		1,946,491,064

TOTAL INVESTMENTS IN SECURITIES – 144.33% (Cost: $6,250,582,924)		6,204,146,332
Other Assets, Less Liabilities – (44.33)%		(1,905,567,191)

NET ASSETS – 100.00%		$4,298,579,141

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(5)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

November 30, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.72%
U.S. Treasury Bond
11.25%, 02/15/15	$220,353,000	$329,850,815
U.S. Treasury Notes
3.63%, 05/15/13(1)	199,185,000	188,612,262
4.13%, 05/15/15(1)	131,565,000	127,389,122
4.25%, 08/15/13	176,400,000	173,443,531
4.25%, 11/15/13	243,726,000	239,382,807
4.25%, 11/15/14(1)	59,682,000	58,444,793
4.75%, 05/15/14(1)	90,111,000	91,506,823

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,229,631,933)		1,208,630,153
SHORT-TERM INVESTMENTS – 46.92%
CERTIFICATES OF DEPOSIT(2) – 4.60%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	1,252,652	1,252,652
Bank of Nova Scotia
4.02%, 01/03/06	1,002,122	1,002,094
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	2,254,774	2,254,748
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	10,021,218	10,021,217
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	6,764,322	6,764,136
First Tennessee Bank
4.18%, 01/26/06	388,322	388,272
Fortis Bank NY
3.83% - 3.84%, 01/25/06	3,757,957	3,757,966
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	6,513,792	6,513,791
Nordea Bank PLC
4.03%, 10/02/06	1,503,183	1,502,888
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	3,757,957	3,757,477
Societe Generale
4.15%, 03/30/06	2,129,509	2,129,275
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	4,384,283	4,384,451
UBS AG
3.40%, 12/15/05	1,002,122	1,002,124
Unicredito Italiano SpA
3.80%, 06/14/06	3,256,896	3,256,279
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	4,534,601	4,534,583
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	3,757,957	3,757,998

		56,279,951

COMMERCIAL PAPER(2) – 10.65%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	2,505,304	2,470,774
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	2,004,244	2,002,842
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	1,878,978	1,878,978
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	1,215,499	1,209,015
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	8,518,035	8,476,376
CC USA Inc.
4.23%, 04/21/06	751,591	739,139
Charta LLC
4.25%, 01/26/06	1,878,978	1,866,556
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	2,975,049	2,961,260
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	9,219,520	9,153,321
Descartes Funding Trust
4.12%, 11/15/06(3)	1,127,387	1,127,387
Dorada Finance Inc.
3.76%, 01/26/06	250,530	249,065
Edison Asset Securitization LLC
4.37%, 05/08/06	1,252,652	1,228,627
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	7,606,681	7,601,175
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	2,496,160	2,484,184
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	6,513,792	6,492,309
Galaxy Funding Inc.
4.23%, 04/18/06	719,022	707,363
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	2,505,304	2,495,312
General Electric Capital Corp.
3.98%, 12/13/05	2,505,304	2,501,985
General Electric Co.
3.98%, 12/30/05	1,252,652	1,248,636
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	12,513,720	12,469,573
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	2,380,039	2,369,774
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	7,265,383	7,219,086
HSBC PLC
3.88%, 02/03/06	751,591	746,407
Jupiter Securitization Corp.
4.23%, 01/24/06	876,857	871,293
Liberty Street Funding Corp.
4.23%, 01/04/06	1,002,122	998,118
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	5,236,086	5,225,662
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	2,004,244	1,995,975
Nordea North America Inc.
4.16%, 04/04/06	2,630,570	2,592,877
Park Avenue Receivables Corp.
4.03%, 12/08/05	2,288,445	2,286,652
Park Granada LLC
4.05%, 12/08/05	2,505,304	2,503,332
Park Sienna LLC
4.07%, 12/01/05	1,168,925	1,168,925
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	3,446,698	3,444,271
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,505,304	2,484,080
Sedna Finance Inc.
3.92%, 02/21/06	626,326	620,734
Sigma Finance Inc.
4.16%, 04/06/06	1,503,183	1,481,296

Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	8,050,295	8,009,396
Sydney Capital Corp.
3.98%, 12/13/05	378,552	378,049
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	671,873	669,188
Three Pillars Funding Corp.
4.03%, 01/17/06	1,211,590	1,205,216
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	1,503,183	1,501,920
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	11,448,289	11,389,635
Variable Funding Capital Corp.
4.02%, 12/05/05	1,896,816	1,895,969

		130,421,732
LOAN PARTICIPATIONS(2) – 0.10%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,252,652	1,252,652

		1,252,652
MEDIUM-TERM NOTES(2) – 0.23%
Dorada Finance Inc.
3.93%, 07/07/06(3)	776,644	776,598
K2 USA LLC
3.94%, 07/07/06(3)	1,503,183	1,503,138
US Bank N.A.
2.85%, 11/15/06	501,061	492,245

		2,771,981
REPURCHASE AGREEMENTS – 10.66%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $30,943,978 and effective yields of 4.03% to 4.05%.(2)(4)	30,940,511	30,940,511
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $36,330,982 and an effective yield of 4.03%.(2)(4)	36,326,915	36,326,915
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $12,527,921 and an effective yield of 4.02%.(2)(4)	12,526,522	12,526,522
Investors Bank & Trust Tri-Party Repurchase Agreement, 3.69%, 12/1/05, maturity value $24,428,249 (collateralized by U.S. Government obligations, value $24,914,260, 0.00%, 2/15/19).	24,425,745	24,425,745
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $6,263,960 and an effective yield of 4.02%.(2)(4)	6,263,261	6,263,261
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $6,263,971 and an effective yield of 4.08%.(2)(5)	6,263,261	6,263,261
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $13,780,718 and effective yields of 4.02% to 4.10%.(2)(4)	13,779,174	13,779,174

		130,525,389
TIME DEPOSITS(2) – 2.42%
Deutsche Bank AG
4.04%, 12/01/05	9,618,490	9,618,490

KBC Groupe SA
4.05%, 12/01/05	7,515,913	7,515,913
Societe Generale
4.04%, 12/01/05	12,526,522	12,526,522

		29,660,925
VARIABLE & FLOATING RATE NOTES(2) – 18.26%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(3)	8,806,145	8,808,488
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	9,645,422	9,645,371
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	4,133,752	4,133,753
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	1,377,917	1,378,685
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(3)	8,142,240	8,146,407
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(3)	1,628,448	1,628,448
Bank of America N.A.
4.06%, 08/10/06	12,526,522	12,526,522
Bank of Ireland
4.13%, 11/17/06(3)	2,505,304	2,505,304
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(3)	6,238,208	6,237,906
BMW US Capital LLC
4.09%, 12/15/06(3)	2,505,304	2,505,304
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(3)	6,739,269	6,739,084
Commodore CDO Ltd.
3.91%, 06/13/06(3)	626,326	626,326
DEPFA Bank PLC
3.88%, 09/15/06	2,505,304	2,505,304
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(3)	3,983,434	3,983,545
Eli Lilly Services Inc.
4.06%, 09/01/06(3)	2,505,304	2,505,304
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	2,505,304	2,505,288
Fifth Third Bancorp
4.15%, 11/22/06(3)	5,010,609	5,010,609
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(3)	1,753,713	1,753,723
General Electric Capital Corp.
4.19%, 10/06/06	1,127,387	1,128,259
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	1,878,978	1,878,978
Hartford Life Global Funding Trust
4.11%, 12/15/06	2,505,304	2,505,304
HBOS Treasury Services PLC
4.01%, 07/24/06(3)	2,505,304	2,505,304
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	2,129,509	2,130,107
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(3)	7,265,383	7,265,097
Leafs LLC
4.16%, 01/20/06 - 02/21/06(3)	2,627,499	2,627,499
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(3)	8,518,035	8,518,530
Lothian Mortgages PLC
4.18%, 01/24/06(3)	1,252,652	1,252,652
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	3,883,222	3,883,892
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(3)	7,490,860	7,495,459
Mound Financing PLC
4.05%, 11/08/06(3)	5,010,609	5,010,609

Natexis Banques Populaires
4.10%, 10/16/06(3)	1,878,978	1,878,978
National City Bank (Ohio)
4.03%, 01/06/06	1,252,652	1,252,615
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(3)	9,269,627	9,270,094
Nordea Bank AB
4.10%, 08/11/06(3)	4,384,283	4,384,283
Northern Rock PLC
4.10%, 11/03/06(3)	3,006,365	3,006,478
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(3)	6,814,428	6,814,430
Pfizer Investment Capital PLC
4.08%, 12/15/06(3)	6,263,261	6,263,261
Principal Life Income Funding Trusts
4.29%, 05/10/06	1,878,978	1,879,018
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(3)	2,129,509	2,129,472
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(3)	7,791,497	7,791,376
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(3)	2,505,304	2,505,304
Societe Generale
4.06%, 11/24/06(3)	1,753,713	1,753,713
Strips III LLC
4.24%, 07/24/06(3)(6)	689,954	689,954
SunTrust Bank
4.19%, 04/28/06	3,757,957	3,757,957
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(3)	5,586,829	5,586,379
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	5,511,670	5,511,551
Union Hamilton Special Funding LLC
4.00%, 03/28/06	2,505,304	2,505,304
US Bank N.A.
4.14%, 09/29/06	1,127,387	1,127,142
Variable Funding Capital Corp.
4.07%, 02/16/06	4,384,283	4,384,283
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(3)	5,368,065	5,368,065
Wells Fargo & Co.
4.11%, 09/15/06(3)	1,252,652	1,252,747
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(3)	4,384,283	4,384,064
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(3)	5,135,874	5,135,793
Winston Funding Ltd.
4.26%, 01/23/06	1,788,787	1,788,787
World Savings Bank
4.04%, 03/09/06	3,757,957	3,757,901

		223,526,010

TOTAL SHORT-TERM INVESTMENTS (Cost: $574,438,640)		574,438,640

TOTAL INVESTMENTS IN SECURITIES – 145.64% (Cost: $1,804,070,573)		1,783,068,793
Other Assets, Less Liabilities – (45.64)%		(558,745,977)

NET ASSETS – 100.00%		$1,224,322,816

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(3)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(5)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

November 30, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.52%
U.S. Treasury Bonds
5.25%, 11/15/28	$50,556,000	$53,752,659
5.25%, 02/15/29	60,555,000	64,403,878
5.38%, 02/15/31(1)	104,451,000	114,765,536
5.50%, 08/15/28	65,379,000	71,692,649
6.00%, 02/15/26(1)	76,146,000	87,782,630
6.13%, 11/15/27(1)	118,770,000	139,932,440
6.13%, 08/15/29(1)	68,820,000	81,786,378
6.25%, 05/15/30(1)	100,122,000	121,290,792
6.38%, 08/15/27	35,298,000	42,715,169
6.50%, 11/15/26	61,050,000	74,587,839
6.63%, 02/15/27(1)	53,613,000	66,482,264
6.75%, 08/15/26(1)	51,948,000	65,059,159

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,029,315,479)		984,251,393
SHORT-TERM INVESTMENTS – 46.01%
CERTIFICATES OF DEPOSIT(2) – 4.60%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	1,022,102	1,022,102
Bank of Nova Scotia
4.02%, 01/03/06	817,682	817,659
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	1,839,784	1,839,763
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	8,176,817	8,176,817
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	5,519,351	5,519,199
First Tennessee Bank
4.18%, 01/26/06	316,852	316,811
Fortis Bank NY
3.83% - 3.84%, 01/25/06	3,066,306	3,066,314
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	5,314,931	5,314,931
Nordea Bank PLC
4.03%, 10/02/06	1,226,523	1,226,282
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	3,066,306	3,065,915
Societe Generale
4.15%, 03/30/06	1,737,574	1,737,383
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	3,577,357	3,577,495
UBS AG
3.40%, 12/15/05	817,682	817,683
Unicredito Italiano SpA
3.80%, 06/14/06	2,657,466	2,656,962
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	3,700,010	3,699,995
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	3,066,306	3,066,341

		45,921,652

COMMERCIAL PAPER(2) – 10.65%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	2,044,204	2,016,029
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	1,635,363	1,634,219
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	1,533,153	1,533,153
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	991,787	986,496
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	6,950,294	6,916,302
CC USA Inc.
4.23%, 04/21/06	613,261	603,101
Charta LLC
4.25%, 01/26/06	1,533,153	1,523,017
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	2,427,493	2,416,242
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	7,522,672	7,468,656
Descartes Funding Trust
4.12%, 11/15/06(3)	919,892	919,892
Dorada Finance Inc.
3.76%, 01/26/06	204,420	203,225
Edison Asset Securitization LLC
4.37%, 05/08/06	1,022,102	1,002,499
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	6,206,674	6,202,182
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	2,036,743	2,026,971
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	5,314,931	5,297,402
Galaxy Funding Inc.
4.23%, 04/18/06	586,687	577,173
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	2,044,204	2,036,051
General Electric Capital Corp.
3.98%, 12/13/05	2,044,204	2,041,496
General Electric Co.
3.98%, 12/30/05	1,022,102	1,018,825
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	10,210,575	10,174,554
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	1,941,994	1,933,618
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	5,928,192	5,890,416
HSBC PLC
3.88%, 02/03/06	613,261	609,031
Jupiter Securitization Corp.
4.23%, 01/24/06	715,471	710,932
Liberty Street Funding Corp.
4.23%, 01/04/06	817,682	814,415
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	4,272,387	4,263,881
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	1,635,363	1,628,616
Nordea North America Inc.
4.16%, 04/04/06	2,146,414	2,115,659
Park Avenue Receivables Corp.
4.03%, 12/08/05	1,867,258	1,865,795
Park Granada LLC
4.05%, 12/08/05	2,044,204	2,042,594
Park Sienna LLC
4.07%, 12/01/05	953,785	953,785
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	2,812,334	2,810,354
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,044,204	2,026,886

Sedna Finance Inc.
3.92%, 02/21/06	511,051	506,488
Sigma Finance Inc.
4.16%, 04/06/06	1,226,523	1,208,664
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	6,568,641	6,535,271
Sydney Capital Corp.
3.98%, 12/13/05	308,879	308,469
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	548,215	546,025
Three Pillars Funding Corp.
4.03%, 01/17/06	988,598	983,396
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	1,226,523	1,225,492
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	9,341,237	9,293,379
Variable Funding Capital Corp.
4.02%, 12/05/05	1,547,708	1,547,017

		106,417,668
LOAN PARTICIPATIONS(2) – 0.10%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,022,102	1,022,102

		1,022,102
MEDIUM-TERM NOTES(2) – 0.23%
Dorada Finance Inc.
3.93%, 07/07/06(3)	633,703	633,665
K2 USA LLC
3.94%, 07/07/06(3)	1,226,523	1,226,486
US Bank N.A.
2.85%, 11/15/06	408,841	401,647

		2,261,798

REPURCHASE AGREEMENTS – 9.75%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $25,248,751 and effective yields of 4.03% to 4.05%.(2)(4)	25,245,922	25,245,922
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $29,644,279 and an effective yield of 4.03%.(2)(4)	29,640,961	29,640,961
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $10,222,162 and an effective yield of 4.02%.(2)(4)	10,221,021	10,221,021
Investors Bank & Trust Tri-Party Repurchase Agreement, 3.69%, 12/1/05, maturity value $10,863,340 (collateralized by U.S. Government obligations, value $11,079,472, 0.00%, 11/15/18).	10,862,227	10,862,227
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $5,111,082 and an effective yield of 4.02%.(2)(4)	5,110,511	5,110,511
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $5,111,090 and an effective yield of 4.08%.(2)(5)	5,110,511	5,110,511
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $11,244,383 and effective yields of 4.02% to 4.10%.(2)(4)	11,243,123	11,243,123

		97,434,276

TIME DEPOSITS(2) – 2.42%
Deutsche Bank AG
4.04%, 12/01/05	7,848,211	7,848,211
KBC Groupe SA
4.05%, 12/01/05	6,132,613	6,132,613
Societe Generale
4.04%, 12/01/05	10,221,021	10,221,021

		24,201,845
VARIABLE & FLOATING RATE NOTES(2) – 18.26%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(3)	7,185,378	7,187,289
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	7,870,186	7,870,143
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	3,372,937	3,372,937
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	1,124,312	1,124,939
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(3)	6,643,664	6,647,064
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(3)	1,328,733	1,328,733
Bank of America N.A.
4.06%, 08/10/06	10,221,021	10,221,021
Bank of Ireland
4.13%, 11/17/06(3)	2,044,204	2,044,204
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(3)	5,090,069	5,089,822
BMW US Capital LLC
4.09%, 12/15/06(3)	2,044,204	2,044,204
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(3)	5,498,909	5,498,758
Commodore CDO Ltd.
3.91%, 06/13/06(3)	511,051	511,051
DEPFA Bank PLC
3.88%, 09/15/06	2,044,204	2,044,204
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(3)	3,250,285	3,250,375
Eli Lilly Services Inc.
4.06%, 09/01/06(3)	2,044,204	2,044,204
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	2,044,204	2,044,191
Fifth Third Bancorp
4.15%, 11/22/06(3)	4,088,408	4,088,408
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(3)	1,430,943	1,430,952
General Electric Capital Corp.
4.19%, 10/06/06	919,892	920,603
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	1,533,153	1,533,153
Hartford Life Global Funding Trust
4.11%, 12/15/06	2,044,204	2,044,204
HBOS Treasury Services PLC
4.01%, 07/24/06(3)	2,044,204	2,044,204
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	1,737,574	1,738,062
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(3)	5,928,192	5,927,959
Leafs LLC
4.16%, 01/20/06 - 02/21/06(3)	2,143,909	2,143,908
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(3)	6,950,294	6,950,698
Lothian Mortgages PLC
4.18%, 01/24/06(3)	1,022,102	1,022,102
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	3,168,517	3,169,064

Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(3)	6,112,171	6,115,923
Mound Financing PLC
4.05%, 11/08/06(3)	4,088,408	4,088,408
Natexis Banques Populaires
4.10%, 10/16/06(3)	1,533,153	1,533,153
National City Bank (Ohio)
4.03%, 01/06/06	1,022,102	1,022,072
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(3)	7,563,556	7,563,938
Nordea Bank AB
4.10%, 08/11/06(3)	3,577,357	3,577,357
Northern Rock PLC
4.10%, 11/03/06(3)	2,453,045	2,453,137
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(3)	5,560,236	5,560,237
Pfizer Investment Capital PLC
4.08%, 12/15/06(3)	5,110,511	5,110,511
Principal Life Income Funding Trusts
4.29%, 05/10/06	1,533,153	1,533,186
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(3)	1,737,574	1,737,544
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(3)	6,357,475	6,357,375
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(3)	2,044,204	2,044,204
Societe Generale
4.06%, 11/24/06(3)	1,430,943	1,430,943
Strips III LLC
4.24%, 07/24/06(3)(6)	562,968	562,968
SunTrust Bank
4.19%, 04/28/06	3,066,306	3,066,306
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(3)	4,558,575	4,558,208
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	4,497,249	4,497,152
Union Hamilton Special Funding LLC
4.00%, 03/28/06	2,044,204	2,044,204
US Bank N.A.
4.14%, 09/29/06	919,892	919,692
Variable Funding Capital Corp.
4.07%, 02/16/06	3,577,357	3,577,357
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(3)	4,380,075	4,380,074
Wells Fargo & Co.
4.11%, 09/15/06(3)	1,022,102	1,022,179
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(3)	3,577,357	3,577,179
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(3)	4,190,619	4,190,552
Winston Funding Ltd.
4.26%, 01/23/06	1,459,562	1,459,562
World Savings Bank
4.04%, 03/09/06	3,066,306	3,066,261

		182,386,138
TOTAL SHORT-TERM INVESTMENTS (Cost: $459,645,479)		459,645,479

TOTAL INVESTMENTS IN SECURITIES – 144.53% (Cost: $1,488,960,958)		1,443,896,872
Other Assets, Less Liabilities – (44.53)%		(444,890,846)

NET ASSETS – 100.00%		$999,006,026

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(5)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

November 30, 2005

Security	Principal	Value
CORPORATE BONDS & NOTES – 26.15%
AEROSPACE & DEFENSE – 0.25%
United Technologies Corp.
4.38%, 05/01/10	$7,075,000	$6,928,909

		6,928,909
AUTO MANUFACTURERS – 0.76%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	7,075,000	6,904,579
4.05%, 06/04/08	7,075,000	6,876,936
7.30%, 01/15/12	7,075,000	7,616,273

		21,397,788
BANKS – 3.66%
Bank of America Corp.
4.50%, 08/01/10	14,150,000	13,869,497
4.88%, 01/15/13	7,075,000	6,965,665
Bank One Corp.
2.63%, 06/30/08	14,150,000	13,376,336
International Bank for Reconstruction & Development
4.13%, 08/12/09(1)	14,150,000	13,989,446
KFW
4.25%, 06/15/10	14,150,000	13,886,706
Wachovia Corp.
3.50%, 08/15/08	14,150,000	13,668,375
5.25%, 08/01/14	7,075,000	7,037,588
Washington Mutual Inc.
4.00%, 01/15/09	7,075,000	6,854,687
Wells Fargo & Co.
5.00%, 11/15/14	7,075,000	6,956,731
5.13%, 02/15/07	7,075,000	7,101,483

		103,706,514
BEVERAGES – 0.25%
Diageo Finance BV
5.30%, 10/28/15	7,075,000	7,087,688

		7,087,688
BIOTECHNOLOGY – 0.24%
Amgen Inc.
4.00%, 11/18/09	7,075,000	6,830,784

		6,830,784
COMMERCIAL SERVICES – 0.27%
Cendant Corp.
7.38%, 01/15/13	7,075,000	7,718,740

		7,718,740
COMPUTERS – 0.50%
Hewlett-Packard Co.
5.50%, 07/01/07	7,075,000	7,153,022
International Business Machines Corp.
4.25%, 09/15/09	7,075,000	6,924,526

		14,077,548
DIVERSIFIED FINANCIAL SERVICES – 12.22%
American Express Co.
4.88%, 07/15/13	14,150,000	13,805,611

American General Finance Corp.
5.38%, 10/01/12	14,150,000	14,102,471
Bear Stearns Companies Inc. (The)
2.88%, 07/02/08	14,150,000	13,446,493
Boeing Capital Corp.
5.80%, 01/15/13	7,075,000	7,381,856
CIT Group Inc.
7.38%, 04/02/07	14,150,000	14,593,412
Citigroup Inc.
3.50%, 02/01/08	14,150,000	13,764,965
6.00%, 02/21/12	14,150,000	14,823,597
Countrywide Home Loans Inc.
3.25%, 05/21/08	7,075,000	6,778,340
Credit Suisse First Boston
7.13%, 07/15/32(1)	7,075,000	8,293,024
Devon Financing Corp. ULC
6.88%, 09/30/11	7,075,000	7,694,974
Ford Motor Credit Co.
7.00%, 10/01/13(1)	7,075,000	6,296,750
7.38%, 10/28/09	7,075,000	6,509,000
General Electric Capital Corp.
3.50%, 05/01/08	7,075,000	6,858,553
5.88%, 02/15/12	14,150,000	14,736,646
6.75%, 03/15/32	7,075,000	8,131,458
Goldman Sachs Group Inc.
3.88%, 01/15/09	14,150,000	13,690,601
5.00%, 10/01/14	7,075,000	6,884,577
Household Finance Corp.
4.63%, 01/15/08	7,075,000	7,026,646
6.38%, 11/27/12	14,150,000	14,981,453
International Lease Finance Corp.
5.63%, 06/01/07	14,150,000	14,275,195
John Deere Capital Corp.
7.00%, 03/15/12	7,075,000	7,795,400
JP Morgan Chase & Co.
5.75%, 01/02/13	7,075,000	7,266,623
Lehman Brothers Inc.
4.00%, 01/22/08	21,225,000	20,850,410
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	14,150,000	13,769,261
5.00%, 01/15/15	7,075,000	6,914,683
Morgan Stanley
5.30%, 03/01/13	7,075,000	7,055,094
5.80%, 04/01/07	14,150,000	14,319,484
National Rural Utilities
7.25%, 03/01/12	14,150,000	15,682,723
SLM Corp.
5.38%, 05/15/14	14,150,000	14,177,360
Sprint Capital Corp.
8.38%, 03/15/12	7,075,000	8,193,722
Unilever Capital Corp.
5.90%, 11/15/32	7,075,000	7,316,433
Verizon Global Funding Corp.
7.75%, 12/01/30	7,075,000	8,276,545

		345,693,360
ELECTRIC – 1.05%
Duke Capital LLC
6.25%, 02/15/13	7,075,000	7,345,635
Pacific Gas & Electric Co.
6.05%, 03/01/34	7,075,000	7,149,411
Progress Energy Inc.
7.10%, 03/01/11	14,150,000	15,204,712

		29,699,758
FOOD – 0.24%
Kraft Foods Inc.
4.00%, 10/01/08	7,075,000	6,885,183

		6,885,183

FOREST PRODUCTS & PAPER – 0.27%
Weyerhaeuser Co.
7.38%, 03/15/32	7,075,000	7,567,536

		7,567,536
HEALTH CARE - SERVICES – 0.24%
UnitedHealth Group Inc.
4.88%, 03/15/15	7,075,000	6,913,956

		6,913,956
INSURANCE – 0.74%
Allstate Corp. (The)
5.55%, 05/09/35	7,075,000	6,757,652
Genworth Financial Inc.
5.75%, 06/15/14	7,075,000	7,278,561
Metlife Inc.
5.00%, 06/15/15	7,075,000	6,888,702

		20,924,915
MANUFACTURING – 0.26%
Tyco International Group SA
6.38%, 10/15/11	7,075,000	7,345,727

		7,345,727
MEDIA – 0.79%
AOL Time Warner Inc.
6.15%, 05/01/07	7,075,000	7,178,263
7.70%, 05/01/32	7,075,000	8,137,833
News America Inc.
6.20%, 12/15/34	7,075,000	6,951,701

		22,267,797
MINING – 0.26%
Alcoa Inc.
6.00%, 01/15/12	7,075,000	7,369,604

		7,369,604
MULTI-NATIONAL – 0.49%
European Investment Bank
4.63%, 05/15/14	14,150,000	13,992,929

		13,992,929
OIL & GAS – 0.56%
ConocoPhillips
5.90%, 10/15/32	7,075,000	7,519,184
Valero Energy Corp.
7.50%, 04/15/32	7,075,000	8,384,368

		15,903,552
PHARMACEUTICALS – 0.51%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	7,075,000	7,325,271
Wyeth
5.50%, 02/01/14	7,075,000	7,117,935

		14,443,206
REAL ESTATE – 0.24%
EOP Operating LP
4.75%, 03/15/14	7,075,000	6,646,053

		6,646,053
RETAIL – 0.50%
Target Corp.
5.88%, 03/01/12	7,075,000	7,397,045
Wal-Mart Stores Inc.
4.55%, 05/01/13	7,075,000	6,855,647

		14,252,692

TELECOMMUNICATIONS – 1.30%
AT&T Wireless Services Inc.
7.88%, 03/01/11	14,150,000	15,862,084
BellSouth Corp.
6.00%, 11/15/34	7,075,000	6,902,488
SBC Communications Inc.
5.88%, 02/01/12	7,075,000	7,268,873
Telecom Italia Capital SA
4.00%, 01/15/10	7,075,000	6,738,128

		36,771,573
TELEPHONE – 0.29%
AT&T Broadband Corp.
8.38%, 03/15/13	7,075,000	8,169,086

		8,169,086
UTILITIES – 0.26%
TXU Energy Co.
7.00%, 03/15/13	7,075,000	7,467,336

		7,467,336

TOTAL CORPORATE BONDS & NOTES (Cost: $755,516,955)		740,062,234

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(10) – 2.09%
Italy (Republic of)
2.75%, 12/15/06	14,150,000	13,876,669
Ontario (Province of)
5.13%, 07/17/12	7,075,000	7,195,906
Quebec (Province of)
7.50%, 09/15/29	7,075,000	9,105,730
United Mexican States
4.63%, 10/08/08(1)	14,150,000	14,015,575
6.38%, 01/16/13	14,150,000	14,991,925

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $59,697,530)		59,185,805

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS – 0.24%
ILLINOIS – 0.24%
Illinois State, General Obligations
5.10%, 06/01/33	7,075,000	6,801,127

		6,801,127

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $6,857,116)		6,801,127

Security	Principal	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 69.75%
MORTGAGE-BACKED SECURITIES – 34.27%
Federal Home Loan Mortgage Corp.
4.00%, 12/01/20(2)	9,905,000	9,378,797
4.50%, 12/01/20(2)	45,846,000	44,327,351
5.00%, 12/01/20(2)	35,092,000	34,565,620
5.00%, 12/01/35(2)	98,201,000	94,426,350

5.50%, 12/01/20(2)	18,961,000	19,038,020
5.50%, 12/01/35(2)	87,730,000	86,496,341
6.00%, 12/01/20(2)	14,433,000	14,708,122
6.00%, 12/01/35(2)	36,507,000	36,769,412
6.50%, 12/01/35(2)	33,677,000	34,455,781
7.00%, 12/01/35(2)	6,226,000	6,484,765
Federal National Mortgage Association
4.00%, 12/01/20(2)	9,905,000	9,388,078
4.50%, 12/01/20(2)	24,055,000	23,250,649
5.00%, 12/01/20(2)	46,695,000	45,994,575
5.00%, 12/01/35(2)	125,935,000	121,133,728
5.50%, 12/01/20(2)	24,338,000	24,436,861
5.50%, 12/01/35(2)	130,463,000	128,465,351
6.00%, 12/01/20(2)	9,905,000	10,112,391
6.00%, 12/01/35(2)	62,260,000	62,610,212
6.50%, 12/01/20(2)	5,660,000	5,831,566
6.50%, 12/01/35(2)	39,054,000	39,981,533
7.00%, 12/01/35(2)	8,773,000	9,156,819
Government National Mortgage Association
5.00%, 12/01/35(2)	24,055,000	23,521,268
5.50%, 12/01/35(2)	38,205,000	38,049,811
6.00%, 12/01/35(2)	26,319,000	26,713,785
6.50%, 12/01/35(2)	19,810,000	20,571,457

		969,868,643
U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.82%
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08(1)	93,956,000	90,078,783
4.50%, 01/15/13(1)	58,015,000	56,776,629
6.25%, 07/15/32(1)	12,735,000	14,830,241
Federal National Mortgage Association
4.00%, 02/28/07	79,240,000	78,557,783
5.00%, 04/15/15(1)	21,225,000	21,432,122
7.25%, 01/15/10	40,752,000	44,467,144

		306,142,702
U.S. GOVERNMENT OBLIGATIONS – 24.66%
U.S. Treasury Bonds
6.25%, 05/15/30(1)	25,187,000	30,512,287
7.63%, 02/15/25(1)	59,996,000	81,016,800
8.13%, 08/15/19	67,354,000	90,073,180
U.S. Treasury Notes
3.00%, 11/15/07(1)	102,163,000	99,512,890
3.50%, 02/15/10(1)	51,506,000	49,677,535
3.88%, 07/31/07(1)	138,670,000	137,484,367
4.75%, 05/15/14(1)	58,581,000	59,488,422
6.00%, 08/15/09(1)	142,349,000	150,085,675

		697,851,156

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $1,980,762,191)		1,973,862,501

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS – 61.14%
CERTIFICATES OF DEPOSIT(3) – 2.72%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	1,710,569	1,710,569
Bank of Nova Scotia
4.02%, 01/03/06	1,368,455	1,368,417
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	3,079,024	3,078,988
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	13,684,550	13,684,551
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	9,237,071	9,236,817

First Tennessee Bank
4.18%, 01/26/06	530,276	530,208
Fortis Bank NY
3.83% - 3.84%, 01/25/06	5,131,706	5,131,720
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	8,894,958	8,894,959
Nordea Bank PLC
4.03%, 10/02/06	2,052,683	2,052,280
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	5,131,706	5,131,051
Societe Generale
4.15%, 03/30/06	2,907,967	2,907,648
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	5,986,991	5,987,221
UBS AG
3.40%, 12/15/05	1,368,455	1,368,458
Unicredito Italiano SpA
3.80%, 06/14/06	4,447,479	4,446,636
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	6,192,259	6,192,234
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	5,131,706	5,131,764

		76,853,521
COMMERCIAL PAPER(3) – 6.29%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	3,421,138	3,373,985
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	2,736,910	2,734,996
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	2,565,853	2,565,853
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	1,659,833	1,650,980
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	11,631,868	11,574,979
CC USA Inc.
4.23%, 04/21/06	1,026,341	1,009,337
Charta LLC
4.25%, 01/26/06	2,565,853	2,548,890
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	4,062,601	4,043,771
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	12,589,786	12,499,388
Descartes Funding Trust
4.12%, 11/15/06(4)	1,539,512	1,539,512
Dorada Finance Inc.
3.76%, 01/26/06	342,114	340,113
Edison Asset Securitization LLC
4.37%, 05/08/06	1,710,569	1,677,761
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	10,387,360	10,379,843
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	3,408,650	3,392,296
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	8,894,958	8,865,622
Galaxy Funding Inc.
4.23%, 04/18/06	981,866	965,946
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	3,421,138	3,407,493
General Electric Capital Corp.
3.98%, 12/13/05	3,421,138	3,416,605
General Electric Co.
3.98%, 12/30/05	1,710,569	1,705,085
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	17,088,206	17,027,893
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	3,250,081	3,236,062

Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	9,921,299	9,858,077
HSBC PLC
3.88%, 02/03/06	1,026,341	1,019,262
Jupiter Securitization Corp.
4.23%, 01/24/06	1,197,398	1,189,801
Liberty Street Funding Corp.
4.23%, 01/04/06	1,368,455	1,362,988
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	7,150,177	7,135,942
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	2,736,910	2,725,618
Nordea North America Inc.
4.16%, 04/04/06	3,592,194	3,540,722
Park Avenue Receivables Corp.
4.03%, 12/08/05	3,125,004	3,122,555
Park Granada LLC
4.05%, 12/08/05	3,421,138	3,418,443
Park Sienna LLC
4.07%, 12/01/05	1,596,234	1,596,234
Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	4,706,664	4,703,350
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	3,421,138	3,392,155
Sedna Finance Inc.
3.92%, 02/21/06	855,284	847,648
Sigma Finance Inc.
4.16%, 04/06/06	2,052,683	2,022,795
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	10,993,141	10,937,291
Sydney Capital Corp.
3.98%, 12/13/05	516,934	516,248
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	917,481	913,815
Three Pillars Funding Corp.
4.03%, 01/17/06	1,654,496	1,645,791
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	2,052,683	2,050,958
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	15,633,299	15,553,205
Variable Funding Capital Corp.
4.02%, 12/05/05	2,590,212	2,589,055

		178,098,363
LOAN PARTICIPATIONS(3) – 0.06%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,710,569	1,710,569

		1,710,569
MEDIUM-TERM NOTES(3) – 0.13%
Dorada Finance Inc.
3.93%, 07/07/06(4)	1,060,553	1,060,489
K2 USA LLC
3.94%, 07/07/06(4)	2,052,683	2,052,621
US Bank N.A.
2.85%, 11/15/06	684,228	672,189

		3,785,299
MONEY MARKET FUNDS – 32.24%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 4.01%(5)(6)	912,241,818	912,241,818

		912,241,818

REPURCHASE AGREEMENTS – 7.48%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $42,255,783 and effective yields of 4.03% to 4.05%.(3)(7)	42,251,049	42,251,049
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $49,612,048 and an effective yield of 4.03%.(3)(7)	49,606,495	49,606,495
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $17,107,598 and an effective yield of 4.02%.(3)(7)	17,105,688	17,105,688
Investors Bank & Trust Tri-Party Repurchase Agreement, 3.69%, 12/1/05, maturity value $66,805,312 (collaterized by U.S. Government obligations, value $68,134,435, 0.00%, 11/15/18).	66,798,465	66,798,465
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $8,553,799 and an effective yield of 4.02%.(3)(7)	8,552,844	8,552,844
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $8,553,813 and an effective yield of 4.08%.(3)(8)	8,552,844	8,552,844
Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $18,818,366 and effective yields of 4.02% to 4.10%.(3)(7)	18,816,257	18,816,257

		211,683,642
TIME DEPOSITS(3) – 1.43%
Deutsche Bank AG
4.04%, 12/01/05	13,134,602	13,134,602
KBC Groupe SA
4.05%, 12/01/05	10,263,413	10,263,413
Societe Generale
4.04%, 12/01/05	17,105,688	17,105,688

		40,503,703
VARIABLE & FLOATING RATE NOTES(3) – 10.79%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(4)	12,025,298	12,028,498
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	13,171,380	13,171,309
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	5,644,877	5,644,877
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	1,881,626	1,882,674
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(4)	11,118,697	11,124,388
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(4)	2,223,739	2,223,739
Bank of America N.A.
4.06%, 08/10/06	17,105,688	17,105,688
Bank of Ireland
4.13%, 11/17/06(4)	3,421,138	3,421,138
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(4)	8,518,633	8,518,220
BMW US Capital LLC
4.09%, 12/15/06(4)	3,421,138	3,421,138
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(4)	9,202,860	9,202,607
Commodore CDO Ltd.
3.91%, 06/13/06(4)	855,284	855,284
DEPFA Bank PLC
3.88%, 09/15/06	3,421,138	3,421,138

Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(4)	5,439,609	5,439,759
Eli Lilly Services Inc.
4.06%, 09/01/06(4)	3,421,138	3,421,138
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	3,421,138	3,421,115
Fifth Third Bancorp
4.15%, 11/22/06(4)	6,842,275	6,842,275
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(4)	2,394,796	2,394,811
General Electric Capital Corp.
4.19%, 10/06/06	1,539,512	1,540,703
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	2,565,853	2,565,853
Hartford Life Global Funding Trust
4.11%, 12/15/06	3,421,138	3,421,138
HBOS Treasury Services PLC
4.01%, 07/24/06(4)	3,421,138	3,421,138
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	2,907,967	2,908,784
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(4)	9,921,299	9,920,908
Leafs LLC
4.16%, 01/20/06 - 02/21/06(4)	3,588,001	3,588,001
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(4)	11,631,868	11,632,543
Lothian Mortgages PLC
4.18%, 01/24/06(4)	1,710,569	1,710,569
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	5,302,763	5,303,680
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(4)	10,229,201	10,235,481
Mound Financing PLC
4.05%, 11/08/06(4)	6,842,275	6,842,275
Natexis Banques Populaires
4.10%, 10/16/06(4)	2,565,853	2,565,853
National City Bank (Ohio)
4.03%, 01/06/06	1,710,569	1,710,518
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(4)	12,658,209	12,658,849
Nordea Bank AB
4.10%, 08/11/06(4)	5,986,991	5,986,991
Northern Rock PLC
4.10%, 11/03/06(4)	4,105,365	4,105,519
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(4)	9,305,494	9,305,496
Pfizer Investment Capital PLC
4.08%, 12/15/06(4)	8,552,844	8,552,844
Principal Life Income Funding Trusts
4.29%, 05/10/06	2,565,853	2,565,907
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(4)	2,907,967	2,907,917
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(4)	10,639,738	10,639,572
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(4)	3,421,138	3,421,138
Societe Generale
4.06%, 11/24/06(4)	2,394,796	2,394,796
Strips III LLC
4.24%, 07/24/06(4)(9)	942,172	942,172
SunTrust Bank
4.19%, 04/28/06	5,131,706	5,131,706
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(4)	7,629,137	7,628,523
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	7,526,503	7,526,340
Union Hamilton Special Funding LLC
4.00%, 03/28/06	3,421,138	3,421,138
US Bank N.A.
4.14%, 09/29/06	1,539,512	1,539,178

Variable Funding Capital Corp.
4.07%, 02/16/06	5,986,991	5,986,991
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(4)	7,330,402	7,330,402
Wells Fargo & Co.
4.11%, 09/15/06(4)	1,710,569	1,710,698
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(4)	5,986,991	5,986,693
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(4)	7,013,332	7,013,220
Winston Funding Ltd.
4.26%, 01/23/06	2,442,692	2,442,692
World Savings Bank
4.04%, 03/09/06	5,131,706	5,131,631

		305,237,653

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,730,114,568)		1,730,114,568

TOTAL INVESTMENTS IN SECURITIES – 159.37% (Cost: $4,532,948,360)		4,510,026,235
Other Assets, Less Liabilities – (59.37)%		(1,680,044,780)

NET ASSETS – 100.00%		$2,829,981,455

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	To-be-announced (TBA). See Note 1.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(8)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(10)	Investments are denominated in U.S. dollars.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

November 30, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.00%
U.S. Treasury Inflation Index Bonds
0.88%, 04/15/10	$279,649,589	$265,667,110
1.63%, 01/15/15	206,522,558	197,956,003
1.88%, 07/15/13(1)	212,307,399	208,757,620
1.88%, 07/15/15	153,834,949	150,493,654
2.00%, 01/15/14	229,100,921	226,880,933
2.00%, 07/15/14(1)	200,182,254	198,164,417
2.38%, 01/15/25	267,355,264	275,207,488
3.00%, 07/15/12	239,995,168	253,382,099
3.38%, 01/15/07	176,136,986	177,787,388
3.38%, 01/15/12	56,408,013	60,607,590
3.38%, 04/15/32	51,460,116	64,972,513
3.50%, 01/15/11	125,593,558	134,287,144
3.63%, 01/15/08(1)	185,214,779	190,684,171
3.63%, 04/15/28	176,044,454	221,581,873
3.88%, 01/15/09	164,399,966	173,249,616
3.88%, 04/15/29(1)	204,624,939	269,114,535
4.25%, 01/15/10(1)	123,558,009	134,243,306

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,266,040,990)		3,203,037,460
SHORT-TERM INVESTMENTS – 16.77%
CERTIFICATES OF DEPOSIT(2) – 1.71%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	1,243,053	1,243,053
Bank of Nova Scotia
4.02%, 01/03/06	994,442	994,415
Canadian Imperial Bank of Commerce
4.05%, 12/14/05	2,237,495	2,237,469
Credit Suisse First Boston
4.03% - 4.14%, 01/04/06 - 07/19/06	9,944,424	9,944,424
Dexia Credit Local
4.04% - 4.16%, 12/01/05 - 08/30/06	6,712,486	6,712,301
First Tennessee Bank
4.18%, 01/26/06	385,346	385,297
Fortis Bank NY
3.83% - 3.84%, 01/25/06	3,729,159	3,729,168
HBOS Treasury Services PLC
3.39% - 4.12%, 12/14/05 - 01/23/06	6,463,875	6,463,876
Nordea Bank PLC
4.03%, 10/02/06	1,491,664	1,491,371
Royal Bank of Scotland
4.15% - 4.16%, 06/27/06 - 08/30/06	3,729,159	3,728,682
Societe Generale
4.15%, 03/30/06	2,113,190	2,112,958
Toronto-Dominion Bank
3.81% - 3.94%, 06/20/06 - 07/10/06	4,350,685	4,350,852
UBS AG
3.40%, 12/15/05	994,442	994,444
Unicredito Italiano SpA
3.80%, 06/14/06	3,231,938	3,231,325

Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	4,499,852	4,499,833
Wilmington Trust Corp.
4.24% - 4.30%, 01/27/06 - 01/31/06	3,729,159	3,729,201

		55,848,669
COMMERCIAL PAPER(2) – 3.96%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06 - 05/08/06	2,486,106	2,451,840
Amsterdam Funding Corp.
4.02% - 4.03%, 12/05/05 - 12/08/05	1,988,885	1,987,494
Blue Ridge Asset Funding Corp.
4.02%, 12/01/05	1,864,579	1,864,579
Bryant Park Funding LLC
3.92% - 4.01%, 12/12/05 - 02/22/06	1,206,184	1,199,750
CAFCO LLC
3.98% - 4.23%, 12/06/05 - 02/06/06	8,452,760	8,411,421
CC USA Inc.
4.23%, 04/21/06	745,832	733,475
Charta LLC
4.25%, 01/26/06	1,864,579	1,852,252
Chesham Finance LLC
3.98% - 4.23%, 12/13/05 - 01/24/06	2,952,251	2,938,568
CRC Funding LLC
4.19% - 4.25%, 01/27/06 - 02/06/06	9,148,870	9,083,178
Descartes Funding Trust
4.12%, 11/15/06(3)	1,118,748	1,118,748
Dorada Finance Inc.
3.76%, 01/26/06	248,611	247,156
Edison Asset Securitization LLC
4.37%, 05/08/06	1,243,053	1,219,212
Falcon Asset Securitization Corp.
3.98% - 4.02%, 12/06/05 - 12/13/05	7,548,389	7,542,926
Ford Credit Auto Receivables
4.00% - 4.23%, 12/12/05 - 01/17/06	2,477,032	2,465,146
Ford Credit Floorplan Motown
4.05% - 4.07%, 12/08/05 - 01/06/06	6,463,875	6,442,557
Galaxy Funding Inc.
4.23%, 04/18/06	713,512	701,943
Gemini Securitization Corp.
4.02% - 4.25%, 12/09/05 - 01/30/06	2,486,106	2,476,190
General Electric Capital Corp.
3.98%, 12/13/05	2,486,106	2,482,812
General Electric Co.
3.98%, 12/30/05	1,243,053	1,239,068
Georgetown Funding Co. LLC
4.03% - 4.27%, 12/01/05 - 01/18/06	12,417,825	12,374,003
Giro Funding Corp.
4.04% - 4.24%, 12/08/05 - 01/13/06	2,361,801	2,351,613
Grampian Funding LLC
3.84% - 4.41%, 12/13/05 - 05/15/06	7,209,707	7,163,766
HSBC PLC
3.88%, 02/03/06	745,832	740,687
Jupiter Securitization Corp.
4.23%, 01/24/06	870,137	864,616
Liberty Street Funding Corp.
4.23%, 01/04/06	994,442	990,470
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	5,195,961	5,185,616
Mortgage Interest Networking Trust
4.09% - 4.28%, 12/09/05 - 01/17/06	1,988,885	1,980,680
Nordea North America Inc.
4.16%, 04/04/06	2,610,411	2,573,007
Park Avenue Receivables Corp.
4.03%, 12/08/05	2,270,909	2,269,129
Park Granada LLC
4.05%, 12/08/05	2,486,106	2,484,148
Park Sienna LLC
4.07%, 12/01/05	1,159,967	1,159,967

Preferred Receivables Funding Corp.
4.02% - 4.03%, 12/07/05 - 12/08/05	3,420,285	3,417,877
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,486,106	2,465,044
Sedna Finance Inc.
3.92%, 02/21/06	621,526	615,977
Sigma Finance Inc.
4.16%, 04/06/06	1,491,664	1,469,945
Solitaire Funding Ltd.
3.97% - 4.24%, 12/13/05 - 01/23/06	7,988,604	7,948,018
Sydney Capital Corp.
3.98%, 12/13/05	375,651	375,152
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	666,724	664,060
Three Pillars Funding Corp.
4.03%, 01/17/06	1,202,306	1,195,980
Thunder Bay Funding Inc.
4.04% - 4.22%, 12/01/05 - 01/13/06	1,491,664	1,490,410
Tulip Funding Corp.
3.79% - 4.28%, 12/01/05 - 01/31/06	11,360,559	11,302,356
Variable Funding Capital Corp.
4.02%, 12/05/05	1,882,280	1,881,440

		129,422,276
LOAN PARTICIPATIONS(2) – 0.04%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,243,053	1,243,053

		1,243,053
MEDIUM-TERM NOTES(2) – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06(3)	770,693	770,647
K2 USA LLC
3.94%, 07/07/06(3)	1,491,664	1,491,619
US Bank N.A.
2.85%, 11/15/06	497,221	488,473

		2,750,739
REPURCHASE AGREEMENTS – 3.29%
Banc of America Securities LLC Repurchase Agreements, due 12/1/05, with a total maturity value of $30,706,848 and effective yields of 4.03% to 4.05%.(2)(4)	30,703,408	30,703,408
Bank of America N.A. Repurchase Agreement, due 12/1/05, with a maturity value of $36,052,570 and an effective yield of 4.03%.(2)(4)	36,048,535	36,048,535
Goldman Sachs Group Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $12,431,917 and an effective yield of 4.02%.(2)(4)	12,430,529	12,430,529
Investors Bank & Trust Tri-Party Repurchase Agreement, 3.69%, 12/1/05, maturity value $2,234,686 (collateralized by U.S. Government obligations, value $2,279,147, 0.00%, 11/15/18).	2,234,457	2,234,457
JP Morgan Securities Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $6,215,959 and an effective yield of 4.02%.(2)(4)	6,215,265	6,215,265
Merrill Lynch & Co. Inc. Repurchase Agreement, due 12/1/05, with a maturity value of $6,215,969 and an effective yield of 4.08%.(2)(5)	6,215,265	6,215,265

Merrill Lynch Government Securities Inc. Repurchase Agreements, due 12/1/05, with a total maturity value of $13,675,115 and effective yields of 4.02% to 4.10%.(2)(4)	13,673,582	13,673,582

		107,521,041
TIME DEPOSITS(2) – 0.90%
Deutsche Bank AG
4.04%, 12/01/05	9,544,782	9,544,782
KBC Groupe SA
4.05%, 12/01/05	7,458,318	7,458,318
Societe Generale
4.04%, 12/01/05	12,430,529	12,430,529

		29,433,629
VARIABLE & FLOATING RATE NOTES(2) – 6.79%
Allstate Life Global Funding II
4.11% - 4.19%, 11/08/06 - 12/15/06(3)	8,738,662	8,740,987
American Express Bank
4.12% - 4.17%, 01/24/06 - 10/25/06	9,571,508	9,571,456
American Express Centurion Bank
4.12% - 4.17%, 06/29/06 - 07/19/06	4,102,075	4,102,074
American Express Credit Corp.
4.17% - 4.21%, 12/22/05 - 11/05/06	1,367,358	1,368,120
ASIF Global Financing XXII
4.34% - 4.55%, 05/30/06 - 08/11/06(3)	8,079,844	8,083,980
Australia & New Zealand Banking Group Ltd.
4.15%, 12/22/06(3)	1,615,969	1,615,969
Bank of America N.A.
4.06%, 08/10/06	12,430,529	12,430,529
Bank of Ireland
4.13%, 11/17/06(3)	2,486,106	2,486,106
Beta Finance Inc.
4.04% - 4.15%, 04/25/06 - 06/09/06(3)	6,190,404	6,190,104
BMW US Capital LLC
4.09%, 12/15/06(3)	2,486,106	2,486,106
CC USA Inc.
4.07% - 4.14%, 03/23/06 - 07/14/06(3)	6,687,625	6,687,440
Commodore CDO Ltd.
3.91%, 06/13/06(3)	621,526	621,526
DEPFA Bank PLC
3.88%, 09/15/06	2,486,106	2,486,106
Dorada Finance Inc.
4.14% - 4.17%, 03/27/06 - 06/26/06(3)	3,952,908	3,953,017
Eli Lilly Services Inc.
4.06%, 09/01/06(3)	2,486,106	2,486,106
Fairway Finance LLC
4.11%, 01/18/06 - 01/20/06	2,486,106	2,486,089
Fifth Third Bancorp
4.15%, 11/22/06(3)	4,972,212	4,972,212
Five Finance Inc.
4.15% - 4.18%, 02/27/06 - 06/26/06(3)	1,740,274	1,740,285
General Electric Capital Corp.
4.19%, 10/06/06	1,118,748	1,119,613
Greenwich Capital Holdings Inc.
4.05% - 4.06%, 02/10/06 - 03/02/06	1,864,579	1,864,579
Hartford Life Global Funding Trust
4.11%, 12/15/06	2,486,106	2,486,106
HBOS Treasury Services PLC
4.01%, 07/24/06(3)	2,486,106	2,486,106
HSBC Bank USA N.A.
4.20% - 4.27%, 05/04/06 - 08/03/06	2,113,190	2,113,784
K2 USA LLC
4.05% - 4.11%, 02/15/06 - 09/11/06(3)	7,209,707	7,209,424
Leafs LLC
4.16%, 01/20/06 - 02/21/06(3)	2,607,364	2,607,364
Links Finance LLC
4.11% - 4.21%, 01/20/06 - 03/15/06(3)	8,452,760	8,453,252

Lothian Mortgages PLC
4.18%, 01/24/06(3)	1,243,053	1,243,053
Marshall & Ilsley Bank
4.15% - 4.26%, 02/20/06 - 12/15/06	3,853,464	3,854,130
Metropolitan Life Global Funding I
4.08% - 4.55%, 08/28/06 - 12/06/06(3)	7,433,457	7,438,020
Mound Financing PLC
4.05%, 11/08/06(3)	4,972,212	4,972,212
Natexis Banques Populaires
4.10%, 10/16/06(3)	1,864,579	1,864,579
National City Bank (Ohio)
4.03%, 01/06/06	1,243,053	1,243,016
Nationwide Building Society
4.03% - 4.16%, 01/13/06 - 10/27/06(3)	9,198,592	9,199,057
Nordea Bank AB
4.10%, 08/11/06(3)	4,350,685	4,350,685
Northern Rock PLC
4.10%, 11/03/06(3)	2,983,327	2,983,439
Permanent Financing PLC
4.06%, 03/10/06 - 06/12/06(3)	6,762,208	6,762,210
Pfizer Investment Capital PLC
4.08%, 12/15/06(3)	6,215,265	6,215,265
Principal Life Income Funding Trusts
4.29%, 05/10/06	1,864,579	1,864,619
Sedna Finance Inc.
4.09% - 4.13%, 01/10/06 - 09/20/06(3)	2,113,190	2,113,154
Sigma Finance Inc.
4.04% - 4.10%, 12/06/05 - 08/15/06(3)	7,731,789	7,731,669
Skandinaviska Enskilda Bank NY
4.13%, 11/16/06(3)	2,486,106	2,486,106
Societe Generale
4.06%, 11/24/06(3)	1,740,274	1,740,274
Strips III LLC
4.24%, 07/24/06(3)(6)	684,667	684,667
SunTrust Bank
4.19%, 04/28/06	3,729,159	3,729,159
Tango Finance Corp.
4.11% - 4.15%, 05/25/06 - 09/27/06(3)	5,544,016	5,543,570
Toyota Motor Credit Corp.
4.04% - 4.05%, 01/09/06 - 04/10/06	5,469,433	5,469,315
Union Hamilton Special Funding LLC
4.00%, 03/28/06	2,486,106	2,486,106
US Bank N.A.
4.14%, 09/29/06	1,118,748	1,118,505
Variable Funding Capital Corp.
4.07%, 02/16/06	4,350,685	4,350,685
Wachovia Asset Securitization Inc.
4.18%, 12/25/05(3)	5,326,929	5,326,928
Wells Fargo & Co.
4.11%, 09/15/06(3)	1,243,053	1,243,147
WhistleJacket Capital LLC
4.06% - 4.16%, 12/08/05 - 07/28/06(3)	4,350,685	4,350,469
White Pine Finance LLC
4.09% - 4.16%, 01/13/06 - 06/20/06(3)	5,096,517	5,096,437
Winston Funding Ltd.
4.26%, 01/23/06	1,775,080	1,775,080
World Savings Bank
4.04%, 03/09/06	3,729,159	3,729,104

		221,813,100

TOTAL SHORT-TERM INVESTMENTS (Cost: $548,032,507)		548,032,507

TOTAL INVESTMENTS IN SECURITIES – 114.77% (Cost: $3,814,073,497)		3,751,069,967
Other Assets, Less Liabilities – (14.77)%		(482,653,562)

NET ASSETS – 100.00%		$3,268,416,405

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 2.71% to 8.50% and maturity dates ranging from 12/1/07 to 2/1/44.
(5)	Repurchase agreements are fully collateralized by long-term non-U.S. Government debt securities, with interest rates ranging from 2.63% to 8.30% and maturity dates ranging from 12/12/06 to 10/7/21.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of November 30, 2005, the Trust offered 77 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares GS $ InvesTopTM Corporate Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund and iShares Lehman TIPS Bond Fund (each, a “Fund,” collectively, the “Funds”).

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher short-term capital gain distributions to shareholders.

FEDERAL INCOME TAXES

As of November 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
GS $ InvesTopTM Corporate	$2,438,846,482	$1,863,310	$(56,028,751)	$(54,165,441)
Lehman 1-3 Year Treasury	6,251,486,579	—	(47,340,247)	(47,340,247)
Lehman 7-10 Year Treasury	1,805,653,157	—	(22,584,364)	(22,584,364)
Lehman 20+ Year Treasury	1,490,078,834	—	(46,181,962)	(46,181,962)
Lehman Aggregate	4,543,115,726	—	(33,089,491)	(33,089,491)
Lehman TIPS	3,824,180,843	—	(73,110,876)	(73,110,876)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement

Notes to the Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by the iShares Lehman Aggregate Bond Fund in shares of issuers of which BGFA is an affiliate for the three quarters ended November 30, 2005, including income earned from these affiliated issuers.

iShares Bond Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Lehman Aggregate
PMMF	406,878	567,793	62,429	912,242	$912,241,818	$16,687,450

During the three quarters ended November 30, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of November 30, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and long-term non-U.S. Government debt securities.

Item 2. Controls and Procedures.

(a)

The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	January 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	January 26, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	January 26, 2006